united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

Semi-Annual Report
April 30, 2018

Recurrent MLP & Infrastructure Fund
Class I Shares (RMLPX)

Recurrent Natural Resources Fund
Class I Shares (RNRGX)

1-833-RECURRENT
(1-833-732-8773)
www.recurrentadvisors.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Recurrent MLP & Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018, compared to its benchmark:

Since Inception (a)
Recurrent MLP & Infrastructure Fund - Class I	(0.22)%
Alerian MLP Index **	(2.10)%

(a)	The inception date for the Recurrent MLP & Infrastructure Fund is November 2, 2017.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Recurrent Investment Advisors, LLC has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.25% of average daily net assets attributable to Class I shares. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements is 2.74% for Class I per the Fund’s prospectus dated February 28, 2018. For performance information current to the most recent month-end, please call 1-833-RECURRENT (1-833-732-8773).

**	The Alerian MLP Index is the leading gauge of energy Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index represents approximately 85% of total float-adjusted market capitalization. Investors cannot invest directly in an index.

Holdings by type of investment	% of Net Assets
MLP & MLP Related Securities	74.3%
Common Stocks	24.3%
Short-Term Investment	1.8%
Other Assets Less Liabilities	(0.4)%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for details of the Fund’s holdings.

Recurrent Natural Resources Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018, compared to its benchmark:

	Six Months	Since Inception (a)
Recurrent Natural Resources Fund - Class I	6.39%	7.02%
S&P North American Natural Resources Sector Index **	8.77%	9.69%

(a)	The inception date for the Recurrent Natural Resources Fund is October 27, 2017. Start of performance is October 30, 2017.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.25% of average daily net assets attributable to Class I shares. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements is 2.24% for Class I per the Fund’s prospectus dated February 28, 2018. For performance information current to the most recent month-end, please call 1-833-RECURRENT (1-833-732-8773).

**	The S&P North American Natural Resources Sector Index provides investors with a benchmark that represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry, and steel sub-industry. Investors cannot invest directly in an index.

Holdings by type of investment	% of Net Assets
Common Stocks	76.9%
MLP & MLP Related Securities	18.9%
Short-Term Investment	4.1%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for details of the Fund’s holdings.

Recurrent MLP & Infrastructure Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares	Security	Fair Value
	COMMON STOCKS - 24.3%
	PIPELINES - 24.3%
1,796	Cheniere Energy, Inc. *	$104,455
8,463	Kinder Morgan, Inc.	133,885
5,704	Plains GP Holdings LP	138,151
5,906	SemGroup Corp.	148,536
2,308	Targa Resources Corp.	108,407
3,567	Williams Cos., Inc. (The)	91,779
	TOTAL COMMON STOCKS (Cost - $724,000)	725,213

	MLP & MLP RELATED SECURITIES - 74.3%
	MINING - 5.6%
13,712	Hi-Crush Partners LP	165,915

	OIL & GAS - 17.9%
5,446	Delek Logistics Partners LP	165,286
6,180	EQT GP Holdings LP	154,500
7,461	Viper Energy Partners LP	214,877
		534,663
	OIL & GAS SERVICES - 3.8%
6,095	Rice Midstream Partners LP	112,026

	PIPELINES - 47.0%
155	Andeavor Logistics LP	6,578
4,767	Boardwalk Pipeline Partners LP	54,201
1,669	Buckeye Partners LP	69,347
3,935	Crestwood Equity Partners LP	107,622
238	DCP Midstream LP	8,749
8,008	Enable Midstream Partners LP	114,434
10,185	Enbridge Energy Partners LP	107,757
11,890	Energy Transfer Equity LP	187,862
2,338	Magellan Midstream Partners LP	153,911
3,819	MPLX LP	134,925
2,662	Noble Midstream Partners LP	119,790
2,204	Phillips 66 Partners LP	109,275
2,514	Spectra Energy Partners LP	89,624
2,874	Western Gas Partners LP	138,125
		1,402,200

	TOTAL MLP & MLP RELATED SECURITIES (Cost - $2,226,537)	2,214,804

	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
53,452	Federated Government Obligations Fund - Institutional Class, 1.56% ^	53,452
	TOTAL SHORT-TERM INVESTMENT (Cost - $53,452)

	TOTAL INVESTMENTS - 100.4% (Cost - $3,003,989)	$2,993,469
	ASSETS LESS OTHER LIABILITIES - (0.4) %	(12,386)
	NET ASSETS - 100.0%	$2,981,083

*	Non-income producing security.

^	Money Market Fund; interest rate reflects effective yield on April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Recurrent Natural Resources Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares	Security	Fair Value
	COMMON STOCKS - 76.9%
	AUTO PARTS & EQUIPMENT - 2.3%
1,505	Goodyear Tire & Rubber Co. (The)	$37,791

	BUILDING MATERIALS - 2.9%
2,687	NCI Building Systems, Inc. *	47,022

	CHEMICALS - 4.2%
702	Albemarle Corp.	68,066

	ENVIRONMENTAL CONTROL - 0.8%
1,395	Energy Recovery, Inc. *	11,844

	MINING - 8.2%
5,972	Glencore PLC - ADR	57,331
599	Rio Tinto PLC - ADR	32,915
1,424	U.S. Silica Holdings, Inc.	42,877
		133,123
	MISCELLANEOUS MANUFACTURING - 2.8%
2,234	Harsco Corp. *	45,685

	OIL & GAS - 36.9%
310	Andeavor	42,879
515	Chevron Corp.	64,432
766	Cimarex Energy Co.	77,052
403	Diamondback Energy, Inc. *	51,765
6,020	Laredo Petroleum, Inc. *	66,220
3,172	Newfield Exploration Co. *	94,526
1,420	Noble Energy, Inc.	48,039
7,461	Oasis Petroleum, Inc. *	82,295
2,740	WildHorse Resource Development Corp. *	71,651
		598,859
	OIL & GAS SERVICES - 11.2%
676	Dril-Quip, Inc. *	28,020
5,674	Flotek Industries, Inc. *	20,256
1,605	Oceaneering International, Inc.	34,090
918	Schlumberger Ltd.	62,938
3,432	Superior Energy Services, Inc. *	36,825
		182,129
	PIPELINES - 7.6%
2,475	Kinder Morgan, Inc.	39,154
1,594	Plains GP Holdings LP	38,607
1,780	SemGroup Corp.	44,767
		122,528

	TOTAL COMMON STOCKS (Cost - $1,212,943)	1,247,047

The accompanying notes are an integral part of these financial statements.

Recurrent Natural Resources Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Shares	Security	Fair Value
	MLP & MLP RELATED SECURITIES - 18.9%
	MINING - 4.5%
6,069	Hi-Crush Partners LP	$73,435

	OIL & GAS - 5.6%
1,306	EQT GP Holdings LP	32,650
2,017	Viper Energy Partners LP	58,090
		90,740
	PIPELINES - 8.8%
3,368	Energy Transfer Equity LP	53,214
934	MPLX LP	32,998
1,265	Noble Midstream Partners LP	56,925
		143,137

	TOTAL MLP & MLP RELATED SECURITIES (Cost - $290,557)	307,312

	SHORT-TERM INVESTMENT - 4.1%
	MONEY MARKET FUND - 4.1%
65,924	Federated Government Obligations Fund - Institutional Class, 1.56% ^	65,924
	TOTAL SHORT-TERM INVESTMENT (Cost - $65,924)

	TOTAL INVESTMENTS - 99.9% (Cost - $1,569,424) (a)	$1,620,283
	ASSETS LESS OTHER LIABILITIES - 0.1%	1,511
	NET ASSETS - 100.0%	$1,621,794

*	Non-income producing security.

^	Money Market Fund; interest rate reflects effective yield on April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Recurrent Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2018

	Recurrent MLP &	Recurrent Natural
	Infrastructure Fund	Resources Fund
ASSETS
Investment securities:
At cost	$3,003,989	$1,569,424
At fair value	$2,993,469	$1,620,283
Interest and dividends receivable	10,454	3,488
Receivable due from Advisor	18,113	15,485
Prepaid expenses & other assets	—	11,713
TOTAL ASSETS	3,022,036	1,650,969

LIABILITIES
Audit fees	16,630	11,155
Trustees fees	2,644	2,726
Custody fees	2,428	2,385
Payable to related parties	11,918	12,791
Deferred tax liability	3,595	—
Accrued expenses and other liabilities	3,738	118
TOTAL LIABILITIES	40,953	29,175
NET ASSETS	$2,981,083	$1,621,794

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$2,970,072	$1,558,504
Accumulated net investment income	26,003	5,625
Accumulated net realized gain/(loss) on investments	(6,972)	6,806
Net unrealized appreciation (depreciation) on investments	(8,020)	50,859
NET ASSETS	$2,981,083	$1,621,794

Net Asset Value Per Share:
Class I Shares:
Net Assets	$2,981,083	$1,621,794
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	154,299	75,779
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$19.32	$21.40

The accompanying notes are an integral part of these financial statements.

Recurrent Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Periods Ended April 30, 2018

	Rucurrent MLP &	Recurrent Natural
	Infrastructure Fund*	Resources Fund**
INVESTMENT INCOME
Distributions from MLPs	$31,474	$—
Dividends (Foreign Taxes Withheld $0 and $152)	11,730	10,842
Interest	468	368
TOTAL INVESTMENT INCOME	43,672	11,210

EXPENSES
Investment advisory fees	6,324	3,983
Administrative services fees	31,876	32,145
Audit and tax fees	44,480	17,061
Legal fees	9,807	9,890
Transfer agent fees	9,319	9,396
Chief compliance officer fees	6,131	6,181
Trustees fees and expenses	5,886	5,935
Registration fees	4,831	4,871
Printing and postage expenses	3,924	3,956
Custodian fees	3,678	3,709
Insurance fees	2,207	2,226
Other expenses	1,226	1,236
TOTAL EXPENSES	129,689	100,589
Less: Fees waived/reimbursed by the Advisor	(120,810)	(95,007)
NET EXPENSES BEFORE TAXES	8,879	5,582
Plus: Tax (benefit)/expense	8,269	—
NET EXPENSES	17,148	5,582
NET INVESTMENT INCOME, NET OF TAXES	26,524	5,628

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	(9,146)	6,806
Net realized tax benefit/(expense)	2,174	—
Total realized gain/(loss)	(6,972)	6,806

Net change in unrealized appreciation/(depreciation) on investments	(10,520)	50,278
Net change in unrealized tax benefit/(expense)	2,500	—
Total unrealized appreciation/(depreciation)	(8,020)	50,278
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(14,992)	57,084

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,532	$62,712

*	Recurrent MLP & Infrastructure Fund commenced operations on November 2, 2017.

**	Recurrent Natural Resources Fund commenced operations on October 27, 2017.

The accompanying notes are an integral part of these financial statements.

Recurrent Funds
STATEMENT OF CHANGES IN NET ASSETS

Recurrent MLP &
Infrastructure Fund
Period* Ended
April 30, 2018
(Unaudited)
FROM OPERATIONS
Net investment income	$26,524
Net realized loss on investments	(6,972)
Net change in unrealized depreciation on investments	(8,020)
Net increase in net assets resulting from operations	11,532

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	(521)
Return of capital	(74,459)
Net decrease in net assets from distributions to shareholders	(74,980)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	3,090,920
Net asset value of shares issued in reinvestment of distributions:	70,974
Payments for shares redeemed:	(117,363)
Net increase in net assets from shares of beneficial interest	3,044,531

TOTAL INCREASE IN NET ASSETS	2,981,083

NET ASSETS
Beginning of Period	—
End of Period*	$2,981,083
* Includes accumulated net investment income of:	$26,003

SHARE ACTIVITY
Class I:
Shares Sold	156,602
Shares Reinvested	3,607
Shares Redeemed	(5,910)
Net increase in shares of beneficial interest outstanding	154,299

*	Recurrent MLP & Infrastructure Fund commenced operations on November 2, 2017.

The accompanying notes are an integral part of these financial statements.

Recurrent Funds
STATEMENT OF CHANGES IN NET ASSETS

	Recurrent Natural Resources Fund
	Six Months Ended	Period* Ended
	April 30, 2018	October 31,
	(Unaudited)	2017
FROM OPERATIONS
Net investment income	$5,628	$162
Net realized gain from investments	6,806	—
Net change in unrealized appreciation on investments	50,278	581
Net increase in net assets resulting from operations	62,712	743

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(165)	—

FROM SHARES OF BENEFICIAL INTEREST
Class I
Proceeds from shares sold:	1,436,251	126,133
Net asset value of shares issued in reinvestment of distributions:	135	—
Payments for shares redeemed:	(4,015)	—
Net increase in net assets from shares of beneficial interest	1,432,371	126,133

TOTAL INCREASE IN NET ASSETS	1,494,918	126,876

NET ASSETS
Beginning of Period	126,876	—
End of Period*	$1,621,794	$126,876
* Includes undistributed net investment income of:	$5,625	$162

SHARE ACTIVITY
Class I:
Shares Sold	69,663	6,307
Shares Reinvested	6	—
Shares Redeemed	(197)	—
Net increase in shares of beneficial interest outstanding	69,472	6,307

*	Recurrent Natural Resources Fund commenced operations on October 27, 2017.

The accompanying notes are an integral part of these financial statements.

Recurrent MLP & Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class I (1)
Period Ended
April 30, 2018
(Unaudited)
Net asset value, beginning of period	$20.00
Activity from investment operations:
Net investment income (2)	0.36
Net realized and unrealized loss on investments (3)	(0.39)
Total from investment operations	(0.03)

Less distributions from:
Net investment income	(0.65)

Net asset value, end of period	$19.32
Total return (4)	(0.22)%
Net assets, at end of period (000’s)	$2,981

Ratio of net expenses including tax expense to average net assets (5)(6)(7)	2.41%
Ratio of net expenses excluding tax expense to average net assets (5)(6)(7)	1.25%
Ratio of gross expenses including tax expense to average net assets (5)(6)(7)	19.42%
Ratio of gross expenses excluding tax expense to average net assets (5)(6)(7)	18.26%
Ratio of net investment income including tax expense to average net assets (7)	3.73%
Portfolio Turnover Rate (8)	44%

(1)	The Recurrent MLP & Infrastructure Fund commenced operations on November 2, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Recurrent Natural Resources Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class I (1)
	Six Months Ended		Period Ended
	April 30, 2018		October 31,
	(Unaudited)		2017
Net asset value, beginning of period	$20.12		$20.00
Activity from investment operations:
Net investment income (2)	0.13		0.03
Net realized and unrealized gain on investments (3)	1.15		0.09
Total from investment operations	1.28		0.12

Less distributions from:
Net investment income	(0.00	) (9)	—

Net asset value, end of period	$21.40		$20.12
Total return (4)	6.39%		0.60%
Net assets, at end of period (000’s)	$1,622		$127

Ratio of net expenses to average net assets (5)(6)(8)	1.25%		1.25%
Ratio of gross expenses to average net assets (5)(6)(8)	22.52%		155.35%
Ratio of net investment income to average net assets (6)	1.26%		46.90%
Portfolio Turnover Rate (7)	81%		0%

(1)	The Recurrent Natural Resources Fund Class I shares commenced operations on October 27, 2017. Start of performance is October 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(9)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2018

1.	ORGANIZATION

Recurrent MLP & Infrastructure Fund (the “MLP Fund”) and Recurrent Natural Resources Fund (the “Natural Resources Fund”), collectively the “Funds,” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds each offer Class I shares. The MLP Fund commenced investment operations for Class I shares on November 2, 2017. The Natural Resources Fund commenced investment operations for Class I shares on October 27, 2017. The Funds’ investment objective is to provide total return. The MLP Fund’s investment objective is to seek total return including substantial current income from a portfolio of MLP and energy infrastructure investments. The Natural Resources Fund’s investment objective is to seek total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Master Limited Partnerships (“MLPs”) – An MLP is an entity receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”) the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide.

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

A typical MLP consists of a general partner and limited partners; however, some entities receiving partnership taxation treatment under the Code are established as limited liability companies (LLCs). The general partner of an MLP manages the partnership, has an ownership stake in the partnership and in some cases the general partners are eligible to receive an incentive distribution. The limited partners provide capital to the partnership, receive common units of the partnership, have a limited role in the operation and management of the partnership and are entitled to receive cash distributions with respect to their units. Currently, most MLPs operate in the energy, natural resources and real estate sectors. Due to their partnership structure, MLPs generally do not pay income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).

The Funds may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018 for the Funds’ assets and liabilities measured at fair value:

Recurrent MLP & Infrastructure Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$725,213	$—	$—	$725,213
MLP & MLP Related Securities	2,214,804	—	—	2,214,804
Short-Term Investment	53,452	—	—	53,452
Total Investments	$2,993,469	$—	$—	$2,993,469

Recurrent Natural Resources Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,247,047	$—	$—	$1,247,047
MLP & MLP Related Securities	307,312	—	—	307,312
Short-Term Investment	65,924	—	—	65,924
Total Investments	$1,620,283	$—	$—	$1,620,283

*	Refer to the Portfolio of Investments for classification.

The Funds did not hold any Level 3 securities during the period ended April 30, 2018.

There were no transfers into or out of any Level during the current period. It is the Funds’ policy to recognize transfers into or out of any level at the end of the reporting period.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually for the Natural Resources Fund. Dividends from net investment income are declared and distributed quarterly for the MLP Fund. Dividends from net realized capital gains are distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

Federal Income Taxes – It is the Natural Resources Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Natural Resources Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Natural Resources Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits is expected to be taken in the Natural Resources Fund’s October 31, 2017 year-end tax returns. The Natural Resources Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Natural Resources Fund makes significant investments. The Natural Resources Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

MLP Income Taxes – The MLP Fund, as a corporation, is obligated to pay federal and state income tax on its taxable income. The MLP Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The MLP Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the MLP Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. Currently, the federal income tax rate for a corporation is 21 percent.

Cash distributions from MLPs to the MLP Fund are generally considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the MLP investments, to the extent that such basis exists. These reductions in the Fund’s MLP investments’ adjusted tax basis will increase the amount of gain (or decrease the amount of loss) recognized by the MLP Fund on a subsequent sale of the MLP investments. The MLP Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP, the Fund may be liable for previously deferred taxes. The MLP Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate its deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, the MLP Fund will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

MLP Tax Risk – Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by a Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by a Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to a Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Concentration Risk – Because the Funds may focus on one or more industries or sectors of the economy, their performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

Equity Risk – The Funds are subject to equity risk. The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities are susceptible volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Market Risk – Overall securities market risk may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Master Limited Partnership Risk – An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments.

Natural Resources Sector Focus Risk – The Natural Resources Fund focuses its investments in the natural resources sector which is comprised of natural resources, energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended April 30, 2018, the aggregate purchases and sales of investments (excluding short-term investments) were:

		Recurrent Natural
	MLP & Infrastructure	Resources Fund
Purchases	$3,666,659	$2,063,294
Sales	$706,773	$688,715

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Recurrent Investment Advisors, LLC serves as the Funds’ investment advisor. Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 0.90%. Pursuant to the advisory agreement, the MLP Fund and the Natural Resources Fund accrued $6,324 and $3,983, respectively, in advisory fees for the period ended April 30, 2018. As of April 30, 2018, the amounts due to the MLP Fund and the Natural Resources Fund from the Advisor were $18,113 and $15,485, respectively.

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

The Advisor has contractually agreed to reduce each Fund’s fees and/or absorb expenses of each Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.25% of average daily net assets attributable to Class I shares of each Fund. This agreement may be terminated by the Funds’ Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For the period ended April 30, 2018, the Advisor waived fees and reimbursed expenses for the MLP Fund and the Natural Resources Fund in the following amounts:

WAIVED FEES
MLP & Infrastructure	$120,810
Natural Resources	95,007

Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

Natural Resources Fund
10/31/2020	$533

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC. The Trust, on behalf of the Funds, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. During the period ended April 30, 2018, the Funds did not pay distribution related charges pursuant to the Plan.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
MLP Fund	$2,974,981	$93,278	$(74,790)	$18,488
Natural Resources Fund	1,569,283	108,710	(57,710)	$51,000

6.	INCOME TAXES

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate to net investment income/loss and realized and unrealized gain/loss on investments. The federal statutory income tax rate is currently 21%. During the period ended April 30, 2018 Recurrent MLP & Infrastructure Fund is using a blended state income tax rate of 3.09%. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate is as follows:

As of April 30, 2018
Income tax expense at statutory rate	$3,177
State income taxes (net of federal benefit)	467
Permanent Differences	(49)
Net income tax expense	$3,595

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ending April 30, 2018, the Fund had no accrued penalties or interest.

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2018
Deferred tax assets:
Net operating loss carryforward	$817
Other	42
859
Deferred tax liability:
Net unrealized gain on investment securities	(4,454)

Net Deferred Tax Asset / (Liability)	$(3,595)

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

The Fund’s components of current and deferred tax expense/(benefit) are as follows:

April 30, 2018	Current	Deferred	Total
Federal	$—	$3,134	$3,134
State (net of federal benefit)	—	461	461
Valuation Allowance	—	—	—
Total tax expense	$—	$3,595	$3,595

Net operating loss carryforwards are available to offset future taxable income and can be carried forward indefinitely. For federal income tax purposes the Fund has net operating loss carryforwards as follows:

Period-Ended	Amount
April 30, 2018	$3,393

The MLP Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. Net operating losses that may be generated by the Fund are not eligible to be carried back and can be carried forward indefinitely to offset income generated by the Fund in those years.

To the extent the MLP Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

Based upon the MLP Fund’s assessment, it has determined that is it “more likely than not” that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for additional valuation allowance in the future. Significant declines in the fair value of its portfolio investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of a valuation allowances against all or a portion of the Fund’s gross deferred tax assets.

The MLP Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the fund. No U.S. federal or state income tax returns have yet been filed. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the Natural Resources Fund for the fiscal period ended October 31, 2017.

Recurrent Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

As of October 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Natural Resources Fund
Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$28	$—	$—	$—	$—	$715	$743

The difference between book basis and tax basis unrealized appreciation and undistributed net investment income is primarily attributable to tax adjustments for C-Corporation return of capital distributions.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of April 30, 2018, Charles Schwab & Co., Inc. held approximately 41% and 46% of the voting securities of the MLP Fund and the Natural Resources Fund, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Recurrent Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period* and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning
	Annualized	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Expense Ratio	Value	Account Value	During Period	Account Value	During Period
Class I:
Recurrent MLP & Infrastructure Fund*	1.25%	$1,000.00	$997.80	$6.12	$1,018.60	$6.26
Recurrent Natural Resources Fund**	1.25%	$1,000.00	$1,063.90	$6.40	$1,018.60	$6.26

*	The Recurrent MLP & Infrastructure Fund commenced operations on November 2, 2017. “Actual” expense information is for the period from November 2, 2017 (date of initial investment) to April 30, 2018. Actual expenses are equal to the Portfolio’s annualized net expense ratio multiplied by 179/365 (to reflect the period from initial investment to April 30, 2018). “Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Expense information is equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Recurrent Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

Approval of Advisory Agreement – Recurrent MLP & Infrastructure Fund

At a meeting held on September 18-19, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), which independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Recurrent Investment Advisors, LLC (“Recurrent” or the “Adviser”) and the Trust, on behalf of the Recurrent MLP & Infrastructure Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of other accounts previously managed by the Fund’s portfolio managers with similar investment strategies to that of the Fund.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board acknowledged that the evaluation process with respect to the Adviser is an ongoing one.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Recurrent related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement; an overview of the Fund’s investment strategies, including a description of the manner in which investment decisions are to be made and executed; information relating to Recurrent’s financial condition; an overview of the personnel that would perform services for the Fund and their background and experience; and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching its conclusions, the Board considered that each of Recurrent’s principals has extensive asset management experience, including with respect to energy-related investments. The Board considered Recurrent’s description of its methods for research, portfolio management and risk assessment and found that Recurrent’s principals and portfolio managers appear to have the requisite knowledge, experience and sophistication to effectively manage portfolios of the type proposed for the Fund. The Board considered that while this was a new venture for its principals, Recurrent had devoted adequate resources to risk management and compliance and appeared to be appropriately focused on these areas. The Board concluded that Recurrent had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Recurrent to the Fund should be satisfactory and reliable.

Performance. The Board considered that the Fund is newly formed and that Recurrent did not have a record of prior performance. The Board reviewed and considered the performance record of two funds that the Recurrent principals previously managed at their prior investment firm, taking into account that each of the prior funds operated a substantially similar investment strategy to the Fund. The Board noted that prior returns alone are not a sufficient basis for the approval of an investment adviser, but that such performance information, along with Recurrent’s presentation and the experience of Recurrent’s personnel, was sufficient to permit the Board in its business judgment to conclude that Recurrent could be expected to obtain an acceptable level of investment returns for shareholders.

Recurrent Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

Fees and Expenses. The Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to the Fund’s expected Morningstar category and to a group of peer funds that employ similar investment strategies as the Fund, as selected by Morningstar, an independent third-party data provider (the “Peer Group”).

Among other data, the Board considered that the contractual advisory fee of the Fund was below the median of its Peer Group and expected Morningstar category (Energy Limited Partnership. The Board considered that the total net expenses were at the median of the Peer Group and above the median of the expected Morningstar category with respect to the Fund, but were not the highest under either comparison. The Board took into account that Recurrent was contractually agreeing to waive expenses in excess of 1.25% of the Fund’s Class I shares (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses). The Board also noted that Recurrent does not manage any other accounts or funds that are similarly managed to the Fund. The Board concluded that the proposed contractual advisory fees were not unreasonable.

Profitability. The Board considered Recurrent’s anticipated profitability with respect to the Fund and whether such profits, if any, would be reasonable in light of the services proposed to be provided to the Fund. The Board considered an estimated profitability analysis prepared by Recurrent and concluded that, based on the estimated costs of launching and managing the Fund during the Fund’s first year of operations, Recurrent’s level of total profits, if any, from its relationship with the Fund did not appear to be excessive.

Economies of Scale. The Board considered whether Recurrent would realize economies of scale with respect to its management of the Fund. The Board concluded that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale was not a consideration at this time but that it would consider whether economies of scale exist in the future once the Fund has been in operation.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Recurrent from its association with the Fund. The Board noted that Recurrent has identified potential “fall-out” benefits that it may receive include opportunities for enhanced visibility and the potential to attract other advisory clients. The Board considered that these benefits are expected and appeared to be reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement with respect to the Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders. In considering the proposed Advisory Agreement, the Board did not identify any one factor as all important, and each Trustee may have considered different factors as more important.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-RECURRENT (1-833-732-8773) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-833-RECURRENT (1-833-732-8773).

INVESTMENT ADVISOR
Recurrent Investment Advisors, LLC
3801 Kirby Drive, Suite 654
Houston, TX 77098

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer

Date 7/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer

Date 7/6/18

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/6/18